Organization (Details)	12 Months Ended
Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Percentage of Ownership by the Company	51.00%
Affiliated PRC Entity [Member] | Consumer Capital Group Inc. ("CCG'') [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Oct. 14, 2009
Place of Establishment	California USA
Percentage of Ownership by the Company	100.00%
Principal Activities	U.S. holding company and headquarters of the consolidated entities. Commencing in July 2011, CCG performs the U.S. e-commerce operations.
Affiliated PRC Entity [Member] | Arki (Beijing) E-Commerce Technology Corp. ("Arki E-Commerce") [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Mar. 06, 2008
Place of Establishment	PRC
Percentage of Ownership by the Company	100.00%
Principal Activities	Maintains the various computer systems, software and data. Owns the intellectual property rights of the "consumer market network".
Affiliated PRC Entity [Member] | America Pine (Beijing) Bio-Tech, Inc. ("America Pine") [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Mar. 21, 2007
Place of Establishment	PRC
Percentage of Ownership by the Company	100.00%	[1]
Principal Activities	Assists in payment collection for e-commerce business.
Affiliated PRC Entity [Member] | America Arki Network Service Beijing Co. Ltd. ("Arki Network" and Affiliated PRC Entity")
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Nov. 26, 2010
Place of Establishment	PRC
Percentage of Ownership by the Company	0.00%	[2]
Principal Activities	Entity under common control through relationships between Fei Gao and the Company. Holds the business license and permits necessary to conduct e-commerce operations in the PRC
Affiliated PRC Entity [Member] | America Arki (Tianjin) Capital Management Partnership ("Arki Capital") [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Oct. 22, 2015
Place of Establishment	PRC
Percentage of Ownership by the Company	51.00%	[3]
Principal Activities	Offer asset management, management consulting, internet information services as well as advertising design, production, agent, publishing.
Affiliated PRC Entity [Member] | Arki (Tianjin) E-Commerce, Ltd. ("Arki Tianjin E-Commerce") [Member]
Condensed Financial Statements, Captions [Line Items]
Date of Establishment	Aug. 21, 2018
Place of Establishment	PRC
Percentage of Ownership by the Company	100.00%
Principal Activities	Collects service fees of the sales amount for all the revenues realized on the platform for trading of antiques.

[1]	Wholly foreign owned entities (WFOE)
[2]	VIE
[3]	Arki Network Service owned entities